Contingent liabilities and commitments_Details of contingent liabilities and commitments (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Disclosure of contingent liabilities [Line Items]
Total of guarantees		₩ 12,666,417	₩ 12,859,715
Loan commitments		97,796,704	80,760,325
Other commitments		₩ 5,041,314	₩ 4,546,090
Number of cases as plaintiff	[1]	77	83
Number of cases as defendant	[1]	154	155
Amount of litigation as plaintiff		₩ 494,645	₩ 413,267
Amount of litigation as defendant		246,826	244,767
Provisions for litigations		17,925	9,277
Confirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		7,108,365	6,875,021
Guarantee for loans
Disclosure of contingent liabilities [Line Items]
Total of guarantees		125,870	157,299
Acceptances
Disclosure of contingent liabilities [Line Items]
Total of guarantees		371,525	320,519
Guarantees in acceptances of imported goods
Disclosure of contingent liabilities [Line Items]
Total of guarantees		158,179	108,238
Other confirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		6,452,791	6,288,965
Unconfirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		4,297,465	4,526,593
Local letters of credit
Disclosure of contingent liabilities [Line Items]
Total of guarantees		305,057	383,117
Letters of credit
Disclosure of contingent liabilities [Line Items]
Total of guarantees		3,322,731	3,637,787
Other unconfirmed guarantees
Disclosure of contingent liabilities [Line Items]
Total of guarantees		669,677	505,689
Commercial paper purchase commitments and others
Disclosure of contingent liabilities [Line Items]
Total of guarantees		₩ 1,260,587	₩ 1,458,101

[1]	The numbers of lawsuits as of December 31, 2017 and 2018 do not include fraud lawsuits, etc. and those lawsuits that are filed only to extend the statute of limitation.